Schedule of Investments (unaudited) July 31, 2019	iShares® Europe Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 1.0%
CA Immobilien Anlagen AG	6,800	$240,762

Belgium — 5.7%
Aedifica SA	2,447	258,554
Ascencio	503	31,586
Befimmo SA	2,135	121,470
Cofinimmo SA	2,237	297,386
Intervest Offices & Warehouses NV	2,137	61,625
Leasinvest Real Estate SCA	240	28,191
Montea CVA	1,175	100,081
Retail Estates NV	850	76,752
Shurgard Self Storage SA	2,483	86,946
Warehouses De Pauw CVA	1,748	293,880
Wereldhave Belgium Comm VA	218	19,515
Xior Student Housing NV	1,076	54,630

		1,430,616

Finland — 0.8%
Citycon OYJ	7,601	77,986
Kojamo OYJ	8,556	121,174

		199,160

France — 16.1%
Carmila SA	3,100	51,635
Covivio	4,347	446,969
Gecina SA	5,169	797,666
ICADE	3,139	274,355
Klepierre SA	18,855	584,449
Mercialys SA	6,023	68,535
Unibail-Rodamco-Westfield	13,323	1,794,893

		4,018,502

Germany — 26.6%
ADO Properties SA(a)	2,875	124,648
alstria office REIT AG	15,712	255,409
Aroundtown SA	71,712	577,433
Deutsche EuroShop AG	5,037	137,064
Deutsche Wohnen SE	35,325	1,306,571
DIC Asset AG	4,449	50,625
Grand City Properties SA	10,869	247,355
Hamborner REIT AG	6,924	69,221
LEG Immobilien AG	6,252	728,814
Sirius Real Estate Ltd.	92,994	75,835
TAG Immobilien AG	12,507	297,444
TLG Immobilien AG	8,510	251,562
Vonovia SE	51,287	2,527,376

		6,649,357

Ireland — 1.3%
Green REIT PLC	68,369	136,411
Hibernia REIT PLC	68,435	115,055
Irish Residential Properties REIT PLC	36,059	68,733

		320,199

Italy — 0.1%
Immobiliare Grande Distribuzione SIIQ SpA(b)	4,820	31,233

Netherlands — 1.3%
Eurocommercial Properties NV	4,800	121,744
NSI NV	1,750	75,015
Vastned Retail NV	1,753	51,625

Security	Shares	Value

Netherlands (continued)
Wereldhave NV	3,981	$85,369

		333,753

Norway — 0.8%
Entra ASA(a)	13,940	204,123

Spain — 3.5%
Inmobiliaria Colonial Socimi SA	32,157	361,616
Lar Espana Real Estate Socimi SA	6,583	51,087
Merlin Properties Socimi SA	32,741	450,205

		862,908

Sweden — 10.8%
Castellum AB	26,641	545,697
Catena AB	2,028	63,949
Dios Fastigheter AB	8,348	72,227
Fabege AB	26,096	406,817
Fastighets AB Balder, Class B(c)	9,612	332,853
Hembla AB(c)	3,548	66,868
Hemfosa Fastigheter AB	15,715	142,847
Hufvudstaden AB, Class A	10,859	192,998
Klovern AB, Class B	49,860	82,900
Kungsleden AB	18,589	163,254
Nyfosa AB(c)	15,762	98,008
Pandox AB	7,397	136,171
Sagax AB, Class D	9,085	35,182
Wallenstam AB, Class B	16,174	170,454
Wihlborgs Fastigheter AB	13,102	192,846

		2,703,071

Switzerland — 6.3%
Allreal Holding AG, Registered	1,387	243,215
Hiag Immobilien Holding AG	272	35,168
Mobimo Holding AG, Registered	644	172,709
PSP Swiss Property AG, Registered	3,880	467,168
Swiss Prime Site AG, Registered	7,425	656,625

		1,574,885

United Kingdom — 25.3%
Assura PLC	233,888	185,004
Big Yellow Group PLC	15,130	183,221
BMO Real Estate Investments Ltd.	23,725	23,589
British Land Co. PLC (The)	93,632	582,411
Capital & Counties Properties PLC	72,573	176,036
Civitas Social Housing PLC	61,066	62,136
Custodian Reit PLC	36,292	51,281
Daejan Holdings PLC	504	34,312
Derwent London PLC	9,893	353,714
Empiric Student Property PLC	57,469	63,542
F&C Commercial Property Trust Ltd.	52,490	73,141
GCP Student Living PLC	40,641	81,512
Grainger PLC	59,177	164,772
Great Portland Estates PLC	26,731	216,612
Hammerson PLC	76,133	199,773
Hansteen Holdings PLC	40,795	43,757
Helical PLC	9,838	42,884
Impact Healthcare Reit PLC	13,910	18,906
Intu Properties PLC(b)	87,644	51,351
Land Securities Group PLC	70,412	686,452
LondonMetric Property PLC	63,811	158,611
LXI REIT PLC	43,284	69,111
NewRiver REIT PLC(b)	29,635	59,510
Phoenix Spree Deutschland Ltd.	8,388	30,863

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Europe Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Picton Property Income Ltd. (The)	53,880	$60,827
Primary Health Properties PLC	110,295	177,727
RDI REIT PLC	25,661	32,992
Regional REIT Ltd.(a)	35,058	45,073
Safestore Holdings PLC	20,220	154,740
Schroder REIT Ltd.(b)	50,587	34,501
Segro PLC	107,854	1,009,217
Shaftesbury PLC	21,970	211,578
Standard Life Investment Property Income Trust Ltd.	40,159	43,124
Target Healthcare REIT Ltd.	37,741	51,480
Triple Point Social Housing Reit PLC(a)	31,455	30,350
Tritax Big Box REIT PLC	168,326	315,343
UK Commercial Property REIT Ltd.(b)	64,699	65,832
UNITE Group PLC (The)	28,370	358,493
Workspace Group PLC	13,098	135,440

		6,339,218

Total Common Stocks — 99.6% (Cost: $27,657,473)		24,907,787

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(d)(e)(f)	195,566	195,664

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)	9,000	$9,000

		204,664

Total Short-Term Investments — 0.8% (Cost: $204,615)		204,664

Total Investments in Securities — 100.4% (Cost: $27,862,088)		25,112,451

Other Assets, Less Liabilities — (0.4)%		(90,263)

Net Assets — 100.0%		$25,022,188

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	151,626	43,940	195,566	$195,664	$4,759	(a)	$82	$3
BlackRock Cash Funds: Treasury, SL Agency Shares	10,859	(1,859)	9,000	9,000	111		—	—

				$204,664	$4,870		$82	$3

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$24,907,787	$—	$—	$24,907,787
Money Market Funds	204,664	—	—	204,664

	$25,112,451	$—	$—	$25,112,451

2